CONVERTIBLE NOTES - Schedule of Allocation of Proceeds (Details) - Sabby L One Convertible Note [Member]	Dec. 19, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured convertible promissory note	$ 15,000,000
Original Note Discount	(1,500,000)
Transaction Costs	(2,087,089)
Net Amount	11,412,911
Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured convertible promissory note	15,000,000
Allocation	(7,480,058)
Original Note Discount	(1,500,000)
Transaction Costs	(930,678)
Net Amount	5,089,264
Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allocation	2,990,029
Transaction Costs	(462,256)
Net Amount	2,527,773
B C F [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allocation	4,490,029
Transaction Costs	(694,155)
Net Amount	$ 3,795,874